Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	$ 7,748,042	$ 8,291,517	$ 275,927
Depreciation	689,309	644,545
Lease liabilities, current	550,147	569,957	19,592
Lease liabilities, noncurrent	5,026,717	5,461,068	$ 179,014
Total	5,576,864	6,031,025
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	5,146,342	5,700,136
Depreciation	333,402	366,827
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	352,119	473,558
Depreciation	120,111	87,572
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	2,227,035	2,092,924
Depreciation	223,120	180,115
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	12,252	12,019
Depreciation	8,145	6,001
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Right-of-use assets	10,294	12,880
Depreciation	$ 4,531	$ 4,030